Accounts Payable, Accrued Expenses and Other (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employee-related Liabilities, Current		$ 532	$ 502
Accounts Payable, Current		283	282
Self Insurance Reserve, Current		199	189
Other Accrued Liabilities, Current		516	443
Accounts Payable and Accrued Liabilities, Current	$ 1,657	$ 1,530	$ 1,416